Note Payable - Former Officer (Details Narrative) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Note payable, current		$ 24,814
Former Officer [Member] | Unsecured, Non-Interest Bearing Note [Member]
Note payable, current		$ 24,814